Putnam Investments
                                                  One Post Office Square
                                                  Boston, MA 02109
                                                  February 3, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE:     Putnam Asset Allocation Funds:
        Growth Portfolio
        Balanced Portfolio
        Conservative Portfolio
        (Reg. No. 33-51017) (811-7121) (the "Fund") Post-Effective
        Amendment No. 7 to Registration Statement on Form N-1A

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectuses and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 7 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on January 28, 2000.

     Comments or questions concerning this certificate may be directed to Kathleen Moynihan at 1-800-225-2465, ext. 11796.

                                            Very truly yours,

                                            Putnam Asset Allocation Funds

                                           /s/ Gordon H. Silver
                                       By: ----------------------------
                                           Gordon H. Silver
                                           Vice President


cc:  John Samia, Esq.